Segments	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segments
Note 4 - Segments

On January 1, 2020, the Company identified Integrated Well Services (IWS) operations performed by our joint venture entities Opex and Akal (see note 3) as a new reportable segment as the conditions in ASU 280 were achieved, namely that our Chief Operating Decision Maker (“CODM”), which is our board of directors (the “Board”), began receiving regular operating reports for the combined entities and the other requirements for identifying a reportable segment were met. The year ended December 31, 2019 has been presented on the same basis.
A change in reportable segments requires retroactive application; however the year ended December 31, 2018, are not presented in tabular format as the formation of our joint venture entities were in 2019 and all operating loss pertains to the only segment at the time, the dayrate segment.
We have two operating segments: operations performed under our dayrate model (which includes rig charters and ancillary services) and operations performed under the IWS model, that are reviewed by the CODM, as an aggregated sum of assets, liabilities and activities that exist to generate cash flows.
The following presents information for the year ended December 31, 2020:

(In $ millions)	Dayrate	IWS	Reconciling items	Consolidated total
Revenue	265.2	386.2	(386.2)	265.2
Related Party Revenue	42.3	—	—	42.3
Intersegment revenue	179.6	—	(179.6)	—
Gain on disposal	—	—	19.0	19.0
Rig operating and maintenance expenses	(437.4)	(167.9)	334.9	(270.4)
Intersegment expenses	—	(179.6)	179.6	—
Depreciation of non-current assets	(116.0)	—	(1.9)	(117.9)
Impairment of non-current assets	(77.1)	—	—	(77.1)
General and administrative expenses	—	—	(49.1)	(49.1)
Operating (loss)/income	(143.4)	38.7	(83.3)	(188.0)
Income from equity method investments	—	—	9.5	9.5
Income taxes	(18.0)	(23.6)	25.4	(16.2)
Total	(161.4)	15.1	(48.4)	(194.6)

Total assets	3,368.3	336.5	(533.7)	3,171.1
The following presents information for the year ended December 31, 2019:

(In $ millions)	Dayrate	IWS	Reconciling items	Consolidated total
Revenue	327.6	68.1	(68.1)	327.6
Related Party Revenue	6.5	—	—	6.5
Intersegment revenue	49.8	—	(49.8)	—
Gain on disposal	—	—	6.4	6.4
Rig operating and maintenance expenses	(355.3)	(35.9)	83.3	(307.9)
Intersegment expenses	—	(49.8)	49.8	—
Depreciation of non-current assets	(100.1)	—	(1.3)	(101.4)
Impairment of non-current assets	(11.4)	—	—	(11.4)
Amortization of acquired contract backlog	(20.2)	—	—	(20.2)
General and administrative expenses	—	—	(50.4)	(50.4)
Operating (loss)/income	(103.1)	(17.6)	(30.1)	(150.8)
Income from equity method investments	—	—	(9.0)	(9.0)
Income taxes	(11.9)	—	0.7	(11.2)
Total	(115.0)	(17.6)	(38.4)	(171.0)

Total assets	3,358.0	81.3	(159.3)	3,280.0

General and administrative expense, depreciation expense incurred by our corporate office, interest expenses and other financial expenses, net are not allocated to our operating segments for purposes of measuring segment operating loss (income) and are included in "Reconciling Items." The full operating results included in note 3 above for our Equity Method Investments are not included within our consolidated results and thus deducted under "Reconciling Items" and replaced with our Income/(Loss) from Equity Method Investments. See "Note 3 - Equity Method Investments” for additional information on our Equity Method Investments.

The majority of the accounting policies of the segments are the same as those described in the summary of significant accounting policies with revenue and tax being the main exceptions. The Company evaluates performance based on profit or loss from operations before income taxes not including nonrecurring gains and losses and foreign exchange gains and losses. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties at current market prices.

Geographic data
Revenues are attributed to geographical location based on the country or region of operations for drilling activities, i.e. the country or region where the revenues are generated. The following presents our revenues by geographic area:

	For the Years Ended December 31,
(In $ millions)	2020	2019	2018
Middle East	33.0	43.2	41.1
Europe	52.6	114.7	75.1
West Africa	108.1	102.4	44.4
Mexico	43.2	50.0	—
South East Asia	70.6	23.8	4.3
Total	307.5	334.1	164.9
For the years ended December 31, 2020, 2019 and 2018, 100% of our total consolidated operating revenues was attributable to the Dayrate segment.
The following presents the net book value of our jack-up rigs, all of which are in the Dayrate segment by geographic area as of December 31, 2020 and 2019:

	As of December 31,
(In $ millions)	2020	2019
Middle East	—	40.7
Europe	266.4	297.3
West Africa	587.3	646.1
South East Asia	1,277.4	978.1
Mexico	693.5	721.1
Total	2,824.6	2,683.3
For the years ended December 31, 2020 and 2019, all our jack-up rigs was attributable to the Dayrate segment.
Major customers
In the years ended December 31, 2020, 2019 and 2018, the following customers accounted for more than 10% of our contract revenues:

	For the Years Ended December 31,
(In % of operating revenues)	2020	2019	2018
ExxonMobil	18%	15%	—%
National Drilling Company (ADOC)	11%	13%	21%
Centrica North Sea Limited (Spirit Energy)	10%	10%	10%
BW Energy Gabon S.A.	3%	4%	13%
Total S.A	3%	—%	13%
TAQA Bratani Limited	1%	11%	17%
Pan American Energy	—%	13%	—%
Total	46%	66%	74%